Summary of Performance Stock Option Activity (Detail) (Performance Based Stock Options, 2011 Plan, USD $)	12 Months Ended
Apr. 30, 2012
Performance Based Stock Options | 2011 Plan
Number of options
Granted	74,267,700
Forfeited
Exchanged shares	170,000
Outstanding, end of period	74,437,700
Exercisable, end of period
Weighted average exercise price
Granted	$ 0.65
Forfeited
Exchanged shares	$ 0.6515
Outstanding, end of period	$ 0.65
Outstanding, beginning of period
Outstanding, end of period	9 years 7 months 6 days